Income Taxes (Details) - Schedule of composition of the company’s net deferred tax liability - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Deferred tax assets:
General loan loss allowance	$ 381	$ 405
Accrued expenses	72	102
Fair value accounting adjustments at acquisition	107	199
Nonaccrued interest on loans	107	109
Other real estate owned adjustments		3
Depreciation	73	42
State net operating loss carryforward	121	227
Total deferred tax assets	861	1,087
Deferred tax liabilities:
Federal Home Loan Bank stock dividends	(981)	(981)
Deferred loan origination costs	(36)	(30)
Loan servicing rights	(46)	(37)
Accrual to cash adjustment	(152)	(106)
Fair value accounting adjustments on acquisition	(535)	(547)
Total deferred tax liabilities	(1,750)	(1,701)
Net deferred tax liability	$ (889)	$ (614)